Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 7,532	$ 6,672
Restricted bank deposits	34
Prepaid expenses	370	203
Other current assets	397	549
Inventory	2,320	2,848
TOTAL CURRENT ASSETS	10,653	10,272
NON-CURRENT ASSETS:
Restricted bank deposits	192	224
Prepaid expenses	91	79
Operating lease right of use assets	974	1,309
Property and equipment, net	927	1,593
TOTAL NON-CURRENT ASSETS	2,184	3,205
TOTAL ASSETS	12,837	13,477
CURRENT LIABILITIES:
Accounts payable	297	536
Other payables and accrued expenses	870	1,387
Short term employee benefits	668	788
Share based payment liabilities		232
Current maturities of operating lease liabilities	314	309
TOTAL CURRENT LIABILITIES	5,190	3,252
NON-CURRENT LIABILITIES:
Warrants liability	331
Operating lease liabilities	598	1,035
TOTAL NON-CURRENT LIABILITIES	929	1,035
TOTAL LIABILITIES	6,119	4,287
COMMITMENTS AND CONTINGENCIES (Note 8)
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.00286 par value - Authorized: 34,973,575 shares on December 31, 2024 and 2023; Issued and outstanding: 12,105,496 shares on December 31, 2024 and 5,912,223 at December 31, 2023	10	5
Additional paid-in capital	67,026	58,780
Accumulated other comprehensive loss	(2,147)	(2,414)
Accumulated deficit	(58,171)	(47,181)
TOTAL EQUITY	6,718	9,190
TOTAL LIABILITIES AND EQUITY	12,837	13,477
Nonrelated Party [Member]
CURRENT LIABILITIES:
Promissory note	890
Related Party [Member]
CURRENT LIABILITIES:
Promissory note	$ 2,151